BUSINESS COMBINATIONS - General (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) Options	Dec. 31, 2021 USD ($) Options	Feb. 28, 2022 USD ($)
BUSINESS COMBINATIONS
Amount of cash paid	$ 4,183,000	$ 4,367,000
Number of Ordinary shares issued | Options	1,600,499	1,600,499
Value of Preferred shares issued		$ 2,465,000
Ordinary share of company		$ 40,928,000
Period for achieving certain operating and financial milestones		2 years
Fair value of the contingent consideration		$ 1,375,000
Estimated fair value of the contingent consideration recorded under current liabilities		688,000
Estimated fair value of the contingent consideration recorded under other long-term liabilities		687,000
7LFreight
BUSINESS COMBINATIONS
Amount of cash paid		$ 4,500,000
Number of Ordinary shares issued		102,320
Value of Preferred shares issued		$ 2,465,000
cash		600,000
Estimated fair value of the contingent consideration		688,000
Contingent consideration		688,000
Other long term liabilities		$ 687,000
Clearit Customs Services, Inc
BUSINESS COMBINATIONS
Working capital adjustment and price reduction			$ 163,000
Number of Ordinary shares issued			272,851
Value of Preferred shares issued	$ 6,573,000		$ 6,573,000
Maximum amount of cash to be issued on achieving certain operating and financial milestones			3,500,000
cash			5,000,000
Fair value of the contingent consideration	1,768,000		$ 1,768,000
Estimated fair value of the contingent consideration	1,599,000
Estimated fair value of the contingent consideration recorded under current liabilities	443,000
Estimated fair value of the contingent consideration recorded under other long-term liabilities	1,156,000
Contingent consideration	$ 1,599,000